Average Annual Total Returns - Class T Shares - Janus Henderson Money Market Fund - Class T - Return Before Taxes	1 Year	5 Years	10 Years	Since Inception	Inception Date
Total	1.71%	0.69%	0.35%	2.22%	Feb. 14, 1995